Right-of-use assets and liability related to right-of-use of assets, Lease Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		$ 39,226,067	$ 32,401,766	$ 31,839,050
Interest expense on lease liabilities		16,156,752	16,594,964	10,648,584
Expense relating to short-term leases		3,570	845	23,295
Expense relating to leases of low-value assets	$ 5,000	7,090	2,288	1,749
Variable lease payments		38,559	94,352	67,927
Total		55,432,038	49,094,215	42,580,605
Others [Member]
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		19,115,825	16,046,897	15,530,686
Interest expense on lease liabilities		6,475,350	6,055,603	5,316,141
Expense relating to short-term leases		3,570	845	23,295
Expense relating to leases of low-value assets		7,090	2,288	1,749
Variable lease payments		38,559	94,352	67,927
Total		25,640,394	22,199,985	20,939,798
Related Parties [Member]
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		20,110,242	16,354,869	16,308,364
Interest expense on lease liabilities		9,681,402	10,539,361	5,332,443
Expense relating to short-term leases		0	0	0
Expense relating to leases of low-value assets		0	0	0
Variable lease payments		0	0	0
Total		$ 29,791,644	$ 26,894,230	$ 21,640,807